Advance to Suppliers	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Advance to Suppliers [Abstract]
ADVANCE TO SUPPLIERS

7. ADVANCE TO SUPPLIERS

Advance to suppliers consisted of the following:

	December 31, 2023	June 30, 2024
	RMB	RMB	US$
		(Unaudited)
Advance to suppliers	19,288	19,327	2,659
Less: allowance for expected credit losses	(8,472)	(8,076)	(1,111)
	10,816	11,251	1,548

As of the year ended December 31, 2023, the balance of advance to suppliers mainly represented the prepayments in relation to the development and purchase of battery swapping stations as well as developing UOTTA-powered EVs. As of the six months ended June 30, 2024, the balance of advance to suppliers mainly represented the prepayments in relation to the development of vehicle sourcing, general and administrative expenses, and purchase of battery swapping stations. An analysis of the expected credit losses was as follows:

	December 31, 2023	June 30, 2024
	RMB	RMB	US$
		(Unaudited)
Balance at beginning of the period	(8,366)	(8,472)	(1,166)
Additional (allowance)/reversal for expected credit losses	(106)	396	55
Balance at the end of the period	(8,472)	(8,076)	(1,111)

7. ADVANCE TO SUPPLIERS

Advance to suppliers consisted of the following:

	As of December 31,
	2022	2023
	RMB	RMB	US$
Advance to suppliers	15,359	19,288	2,716
Less: Allowance for doubtful accounts	(8,366)	(8,472)	(1,193)
	6,993	10,816	1,523

As of December 31, 2022 and 2023, the balance of advance to suppliers mainly represented the prepayments in relation to the development and purchase of battery swapping stations as well as developing UOTTA-powered EVs. An analysis of the allowance for doubtful accounts was as follows:

	As of December 31,
	2022	2023
	RMB	RMB	US$
Balance at beginning of the year	-	(8,366)	(1,178)
Additional allowance charged to expense	(8,366)	(106)	(15)
Balance at the end of the year	(8,366)	(8,472)	(1,193)